Offerings	Jan. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.875% Senior Notes due 2045 of UBS Group AG
Amount Registered | shares	104,502,677.88
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 104,502,677.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,431.82
Offering Note	(1) These securities were sold prior to the registration of such sales and are subsequently registered for the purpose of making an offer of rescission of such sales. In accordance with Rule 475(j) under the Securities Act of 1933, as amended (the "Securities Act"), the registration fee is to be calculated on the basis of the amount at which such securities were sold. To determine such price, the issuer has excluded any accrued interest, fees, selling concessions or other additional amounts. In addition to the rescission offer, the issuer of these securities or its affiliates may reoffer or resell these securities on an ongoing basis in market-making transactions. Pursuant to Rule 457(q) under the Securities Act, no separate registration fee is payable with respect to any such market-making transactions. The aggregate principal amount of the 4.875% Senior Notes due 2045 of UBS Group AG currently outstanding is $1,924,666,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.550% Senior Notes due 2026 of UBS Group AG
Amount Registered | shares	395,800,850.32
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 395,800,850.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 54,660.10
Offering Note	(2) These securities were sold prior to the registration of such sales and are subsequently registered for the purpose of making an offer of rescission of such sales. In accordance with Rule 475(j) under the Securities Act, the registration fee is to be calculated on the basis of the amount at which such securities were sold. To determine such price, the issuer has excluded any accrued interest, fees, selling concessions or other additional amounts. In addition to the rescission offer, the issuer of these securities or its affiliates may reoffer or resell these securities on an ongoing basis in market-making transactions. Pursuant to Rule 457(q) under the Securities Act, no separate registration fee is payable with respect to any such market-making transactions. The aggregate principal amount of the 4.550% Senior Notes due 2026 of UBS Group AG currently outstanding is $1,982,535,000.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	3.750% Senior Notes due 2025 of UBS Group AG
Amount Registered | shares	400,623,852.57
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 400,623,852.57
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,326.15
Offering Note	(3) These securities were sold prior to the registration of such sales and are subsequently registered for the purpose of making an offer of rescission of such sales. In accordance with Rule 475(j) under the Securities Act, the registration fee is to be calculated on the basis of the amount at which such securities were sold. To determine such price, the issuer has excluded any accrued interest, fees, selling concessions or other additional amounts. These securities have matured and are no longer outstanding.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	3.800% Senior Notes due 2023 of UBS Group AG
Amount Registered | shares	175,079,315.5
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 175,079,315.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,178.45
Offering Note	(3) These securities were sold prior to the registration of such sales and are subsequently registered for the purpose of making an offer of rescission of such sales. In accordance with Rule 475(j) under the Securities Act, the registration fee is to be calculated on the basis of the amount at which such securities were sold. To determine such price, the issuer has excluded any accrued interest, fees, selling concessions or other additional amounts. These securities have matured and are no longer outstanding.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	3.800% Senior Notes due 2022 of Credit Suisse Group Funding (Guernsey) Limited
Amount Registered | shares	13,856,732.28
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 13,856,732.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,913.61
Offering Note	(3) These securities were sold prior to the registration of such sales and are subsequently registered for the purpose of making an offer of rescission of such sales. In accordance with Rule 475(j) under the Securities Act, the registration fee is to be calculated on the basis of the amount at which such securities were sold. To determine such price, the issuer has excluded any accrued interest, fees, selling concessions or other additional amounts. These securities have matured and are no longer outstanding. (4) The 3.800% Senior Notes due 2022 of Credit Suisse Group Funding (Guernsey) Limited were guaranteed by Credit Suisse Group AG. As these securities have matured and are no longer outstanding, such guarantees are note being registered under this Registration Statement.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7 1/8% Notes due July 15, 2032
Amount Registered | shares	4,232,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 4,232,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 584.44
Offering Note	(5) Certain of these securities were sold prior to the registration of such sales and are subsequently registered for the purpose of making an offer of rescission of such sales. In accordance with Rule 475(j) under the Securities Act, the registration fee is to be calculated on the basis of the amount at which such securities were sold. To determine such price, the issuer has excluded any accrued interest, fees, selling concessions or other additional amounts. In addition to the rescission offer, the issuer of these securities or its affiliates may reoffer or resell these securities on an ongoing basis in market-making transactions. Pursuant to Rule 457(q) under the Securities Act, no separate registration fee is payable with respect to any such market-making transactions. The aggregate principal amount of the 7 1/8% Notes due July 15, 2032 of Credit Suisse (USA) LLC currently outstanding is $742,344,000.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of UBS AG in connection with the 7 1/8% Notes due July 15, 2032 of Credit Suisse (USA) LLC
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(6) No separate consideration will be received for the subordinated guarantees of UBS Group AG and the guarantees of UBS AG in connection with the 7 1/8% Notes due July 15, 2032 of Credit Suisse (USA) LLC. Pursuant to Rule 475(n) under the Securities Act, no registration fee is payable with respect to the subordinated guarantees of UBS Group AG and guarantees of UBS AG being registered.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Subordinated Guarantees of UBS Group AG in connection with the 7 1/8% Notes due July 15, 2032 of Credit Suisse (USA) LLC
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(6) No separate consideration will be received for the subordinated guarantees of UBS Group AG and the guarantees of UBS AG in connection with the 7 1/8% Notes due July 15, 2032 of Credit Suisse (USA) LLC. Pursuant to Rule 475(n) under the Securities Act, no registration fee is payable with respect to the subordinated guarantees of UBS Group AG and guarantees of UBS AG being registered.